OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Jan. 01, 2017
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 22.1	$ 22.0
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (5.3)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 6.6
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6.6
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (5.4)
Minimum
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.20%	9.75%
Actuarial assumption of expected rates of salary increases	8.00%	7.25%
Maximum
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.65%	9.85%
Actuarial assumption of expected rates of salary increases	10.00%	7.50%